Stockholders' Equity (Changes In Accumulated Other Comprehensive Loss Due To Currency Translation Adjustments) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Beginning balance	$ (218)	$ (418)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	(443)	200
Ending balance	$ (661)	$ (218)